Note 4 - Property and Equipment - Depreciation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Depreciation expense	$ 49,861	$ 109,060	$ 144,640	$ 327,178